3. Loans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans Details Narrative
Percentage of construction and land development loans in Bank's loan portfolio	10.00%
Percentage of single-family residential loans in Bank's loan portfolio	38.00%
Percentage of Single-family residential - Banco de la Gente stated income loans in Bank's loan portfolio	6.00%
Percentage of commercial real estate loans in Bank's loan portfolio	33.00%
Percentage of commercial loans in Bank's loan portfolio	13.00%
Accruing impaired loans	$ 25,000	$ 25,600
Interest income recognized on accruing impaired loans	1,300	1,300
TDR loan amounts	8,800	15,000
Amount of performing TDR loans included	$ 354	$ 1,400